RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RESTRICTED NET ASSETS
Minimum percentage of profit after tax to be transferred to statutory reserve	10.00%
Statutory reserve required percentage on registered capital	50.00%
Total restricted net assets	$ 1,860,667	$ 1,860,667
After tax income, annual appropriations, percentage	10.00%
Restrictions on net assets of PRC subsidiaries , threshold percentage	25.00%